Leases - Reconciliation of differences between operating lease commitments under IAS 17 and lease liabilities under IFRS16 (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments at 30 June 2019			£ (321)
Lease liabilities	£ (470)	£ (379)
Finance lease liabilities at 30 June 2019			(128)
Total lease liabilities at 1 July 2019 - current	(106)	(107)
Total lease liabilities at 1 July 2019 - non-current	£ (364)	£ (272)
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Leases expiring within a year of 1 July 2019			19
Low value assets			11
Impact of discounting			40
Lease liabilities			£ (251)